Filed Pursuant to Rule 497(e)
Registration No. 333-17391; 811-07959
PZENA MID CAP VALUE FUND
Investor Class PZVMX
Institutional Class PZIMX
PZENA SMALL CAP VALUE FUND
Investor Class PZVSX
Institutional Class PZISX
PZENA EMERGING MARKETS VALUE FUND
Investor Class PZVEX
Institutional Class PZIEX
PZENA INTERNATIONAL SMALL CAP VALUE FUND
Investor Class PZVIX
Institutional Class PZIIX
PZENA INTERNATIONAL VALUE FUND
Investor Class PZVNX
Institutional Class PZINX
(Each a “Fund,” together, the “Funds”)

Supplement dated January 7, 2026 to the
Statement of Additional Information (“SAI”) dated June 28, 2025

Effective December 31, 2025, Joe Redwine has retired his position as an Independent Trustee of the Trust. All references to Mr. Redwine are removed from relevant sections of the SAI.

Please retain this Supplement with your Statement of Additional Information

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